Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Due within:
Three months or less	$ 33,488	$ 46,306
Over three months through six months	29,381	18,398
Over six months through twelve months	35,308	42,624
Over twelve months	36,768	38,629
Total	$ 134,945	$ 145,957